Pensions and Other Post-Employment Benefits	12 Months Ended
Dec. 31, 2023
Pensions And Other Post Employment Benefits [Abstract]
Pensions and Other Post-Employment Benefits

29. PENSIONS AND OTHER POST-EMPLOYMENT BENEFITS
The Company provides the majority of employees with a defined contribution pension plan (“DC Pension Plan”). The Company also provides OPEB plans to retirees and sponsors defined benefit pension plans in Canada and the U.S. (together, the “DB Pension Plan”).
The DB Pension Plan provides pension benefits at retirement based on years of service and final average earnings. In Canada, future enrollment is limited to eligible employees who may elect to move from the defined contribution component to the defined benefit component for their future service. In the U.S., the defined benefit pension is closed to new members. The Company’s OPEB plans provides certain retired employees with health care and dental benefits.
The Company is required to file actuarial valuations of its registered defined benefit pension plans with regulators on a periodic basis. The most recently filed valuation for the Canadian defined benefit pension plan was dated December 31, 2022, and the next required actuarial valuation will be as at December 31, 2025. The most recently filed valuation for the U.S. defined benefit pension plan was dated January 1, 2023, and the next required actuarial valuation will be as at January 1, 2024.
A) Plan Obligations, Assets and Funded Status

	DB Pension Plan		OPEB Plans
	2023	2022	2023	2022
Defined Benefit Obligation
Defined Benefit Obligation, Beginning of Year	172	220	174	225
Current Service Costs	10	16	14	8
Past Service Costs - Curtailment and Plan Amendments	—	—	10	—
Interest Costs (1)	9	7	10	7
Benefits Paid	(8)	(12)	(9)	(8)
Plan Participant Contributions	3	2	—	—
Re-measurements:
(Gains) Losses From Experience Adjustments	4	1	1	(2)
(Gains) Losses From Changes in Financial Assumptions	13	(64)	50	(57)
Exchange Rate Movements and Other	(1)	2	(1)	1
Defined Benefit Obligation, End of Year	202	172	249	174

Plan Assets
Fair Value of Plan Assets, Beginning of Year	147	159	—	—
Employer Contributions	18	16	9	8
Plan Participant Contributions	3	2	—	—
Benefits Paid	(7)	(10)	(9)	(8)
Interest Income (1)	8	4	—	—
Re-measurements:
Return on Plan Assets (Excluding Interest Income)	10	(26)	—	—
Exchange Rate Movements and Other	(1)	2	—	—
Fair Value of Plan Assets, End of Year	178	147	—	—

Defined Benefit Pension and OPEB Asset (Liability) (2)	(24)	(25)	(249)	(174)
(1)Based on the discount rate of the defined benefit obligation at the beginning of the year.
(2)Liabilities for the DB Pension Plan and OPEB plans are included in other liabilities.
The weighted average duration of the obligations for the DB Pension Plan and OPEB plans are 15 years and 14 years, respectively.
B) Costs

	DB Pension Plan and DC Pension Plan		OPEB Plans
For the years ended December 31,	2023	2022	2023	2022
Defined Benefit Plan Cost
Current Service Costs	10	16	14	8
Past Service Costs – Curtailments and Plan Amendments	—	—	10	—
Net Interest Costs	1	3	10	7
Re-measurements:
Return on Plan Assets (Excluding Interest Income)	(10)	26	—	—
(Gains) Losses From Experience Adjustments	4	1	1	(2)
(Gains) Losses From Changes in Demographic Assumptions	—	—	—	—
(Gains) Losses From Changes in Financial Assumptions	13	(64)	50	(57)
Defined Benefit Plan Cost (Recovery)	18	(18)	85	(44)
Defined Contribution Plan Cost (1)	99	72	—	—
Total Plan Cost	117	54	85	(44)
(1)Includes defined contribution and U.S. 401(k) plans.
C) Investment Objectives and Fair Value of Plan Assets
The objective of the asset allocation is to manage the funded status of the DB Pension Plan at an appropriate level of risk, giving consideration to the security of the assets and the potential volatility of market returns and the resulting effect on both contribution requirements and pension expense. The long-term return is expected to achieve or exceed the return from a composite benchmark comprised of passive investments in appropriate market indices. The asset allocation structure is subject to diversification requirements and constraints that reduce risk by limiting exposure to individual equity investment and credit rating categories.
The allocation of assets between the various types of investment funds is monitored regularly and is re-balanced as necessary. The Canadian defined benefit pension plan and U.S. defined benefit pension plan are managed independently of each other and, accordingly, the target asset allocation is reflective of their different liability profiles. The Company does not use derivative instruments to manage the risks of its plan assets. There has been no change in the process used by the Company to manage these risks from prior periods.
The fair value of the DB Pension Plan assets, as represented by fair value hierarchy levels are as follows:

As at December 31,	2023	2022
Level 1 – Cash and Cash Equivalents	5	7
Level 2 – Equity and Fixed Income Funds	161	130
Level 3 – Real Estate Funds and Other	12	10
	178	147
The DB Pension Plan does not hold any direct investment in Cenovus common shares or preferred shares.
D) Funding
The DB Pension Plan is funded in accordance with applicable pension legislation. Contributions are made to trust funds administered by independent trustees. The Company’s contributions to the DB Pension Plan are based on the most recent actuarial valuations and the direction of the Management Pension Committees and Human Resources and Compensation Committee of the Board of Directors.
Employees participating in the Canadian defined benefit pension are required to contribute four percent of their pensionable earnings, up to an annual maximum, and the Company provides the balance of the funding necessary to ensure benefits will be fully provided for at retirement. In the year ended December 31, 2024, the Company expects to contribute $11 million to the DB Pension Plan.
The OPEB plans are funded on an as required basis. For the year ended December 31, 2024, the Company expects to contribute $13 million to the OPEB plans.
E) Actuarial Assumptions and Sensitivities
Actuarial Assumptions
The principal weighted average actuarial assumptions used to determine benefit obligations are as follows:

	Defined Benefit Plan		OPEB Plans
For the years ended December 31,	2023	2022	2023	2022
Discount Rate (percent)	4.58	5.12	4.65	5.13
Future Salary Growth Rate (percent)	4.00	4.05	N/A	N/A
Average Longevity (years)	88.4	88.4	88.4	88.4
Health Care Cost Trend Rate (percent)	N/A	N/A	5.24	5.24
Discount rates are based on market yields for high quality corporate debt instruments with maturity terms equivalent to the benefit obligations.
Sensitivities
The sensitivity of the DB Pension Plan and OPEB plan obligations to a one percent change in future salary growth rate, health care cost trend rate, or a one year change in assumed life expectancy is nominal. A one percent change in discount rate, while holding all other assumptions constant, would result in a sensitivity to change as follows:

	2023		2022
As at December 31,	Increase	Decrease	Increase	Decrease
Discount Rate	(54)	66	(43)	51
Actual experience may result in a number of assumptions changing simultaneously, and the changes in some assumptions may be correlated. When calculating the sensitivity of the DB Pension Plan and the OPEB plan obligations to significant actuarial assumptions, the same methodologies have been applied as when valuing the obligations to be recognized on the Consolidated Balance Sheets.